Deposits - Composition of Deposits (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Deposits [Abstract]
Noninterest-bearing demand		$ 1,303,015	$ 1,199,427
NOW accounts, money market and savings		4,005,471	3,601,796
Time certificates, $100,000 or more		733,376	850,817
Other time certificates		1,010,318	1,296,168
Total deposits	$ 7,487,698	$ 7,052,180	$ 6,948,208